RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
BP Employee Savings Plan (Plan No. 001)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of the Plans’ net assets available for benefits per the financial statements to the Form 5500 (in thousands):

December 31, 2025	ESP	PSP	DSP	BPX	AESP
Net assets available for benefits as stated in the financial statements	$9,080,058	$43,638	$40,197	$444,871	$48,382
Adjustment from contract value to fair value for fully benefit responsive investment contracts	(7,396)	(28)	(31)	(120)	(27)
Net assets available for benefits as stated in the Form 5500	$9,072,662	$43,610	$40,166	$444,751	$48,355

December 31, 2024	ESP	PSP	DSP	BPX	AESP
Net assets available for benefits as stated in the financial statements	$8,279,147	$36,704	$37,965	$366,524	$34,568
Adjustment from contract value to fair value for fully benefit responsive investment contracts	(15,484)	(66)	(60)	(201)	(68)
Net assets available for benefits as stated in the Form 5500	$8,263,663	$36,638	$37,905	$366,323	$34,500

The following is a reconciliation of the Plans’ net increase in net assets per the financial statements to the net income per the Form 5500 (in thousands):

Year End December 31, 2025	ESP	PSP	DSP	BPX	AESP
Net increase in net assets after transfer per the financial statements	$800,911	$6,934	$2,232	$78,347	$13,814
Adjustment from contract value to fair value for fully benefit responsive investment contracts at December 31, 2025	(7,396)	(28)	(31)	(120)	(27)
Adjustment from contract value to fair value for fully benefit responsive investment contracts at December 31, 2024	15,484	66	60	201	68
Net increase after transfer per the Form 5500	$808,999	$6,972	$2,261	$78,428	$13,855
The following is a reconciliation of benefits paid to participants per the financial statements to the Form 5500 (in thousands):

Year End December 31, 2025	ESP	PSP	DSP	BPX	AESP
Benefits paid to participants per the financial statements	$941,744	$5,466	$6,763	$36,209	$5,363
Less: Certain deemed distributions of participant loans	(9)	—	19	—	—
Benefits paid to participants per Form 5500	$941,735	$5,466	$6,782	$36,209	$5,363

BP Partnership Savings Plan (Plan No. 051)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of the Plans’ net assets available for benefits per the financial statements to the Form 5500 (in thousands):

December 31, 2025	ESP	PSP	DSP	BPX	AESP
Net assets available for benefits as stated in the financial statements	$9,080,058	$43,638	$40,197	$444,871	$48,382
Adjustment from contract value to fair value for fully benefit responsive investment contracts	(7,396)	(28)	(31)	(120)	(27)
Net assets available for benefits as stated in the Form 5500	$9,072,662	$43,610	$40,166	$444,751	$48,355

December 31, 2024	ESP	PSP	DSP	BPX	AESP
Net assets available for benefits as stated in the financial statements	$8,279,147	$36,704	$37,965	$366,524	$34,568
Adjustment from contract value to fair value for fully benefit responsive investment contracts	(15,484)	(66)	(60)	(201)	(68)
Net assets available for benefits as stated in the Form 5500	$8,263,663	$36,638	$37,905	$366,323	$34,500

The following is a reconciliation of the Plans’ net increase in net assets per the financial statements to the net income per the Form 5500 (in thousands):

Year End December 31, 2025	ESP	PSP	DSP	BPX	AESP
Net increase in net assets after transfer per the financial statements	$800,911	$6,934	$2,232	$78,347	$13,814
Adjustment from contract value to fair value for fully benefit responsive investment contracts at December 31, 2025	(7,396)	(28)	(31)	(120)	(27)
Adjustment from contract value to fair value for fully benefit responsive investment contracts at December 31, 2024	15,484	66	60	201	68
Net increase after transfer per the Form 5500	$808,999	$6,972	$2,261	$78,428	$13,855
The following is a reconciliation of benefits paid to participants per the financial statements to the Form 5500 (in thousands):

Year End December 31, 2025	ESP	PSP	DSP	BPX	AESP
Benefits paid to participants per the financial statements	$941,744	$5,466	$6,763	$36,209	$5,363
Less: Certain deemed distributions of participant loans	(9)	—	19	—	—
Benefits paid to participants per Form 5500	$941,735	$5,466	$6,782	$36,209	$5,363

BP DirectSave Plan (Plan No. 052)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of the Plans’ net assets available for benefits per the financial statements to the Form 5500 (in thousands):

December 31, 2025	ESP	PSP	DSP	BPX	AESP
Net assets available for benefits as stated in the financial statements	$9,080,058	$43,638	$40,197	$444,871	$48,382
Adjustment from contract value to fair value for fully benefit responsive investment contracts	(7,396)	(28)	(31)	(120)	(27)
Net assets available for benefits as stated in the Form 5500	$9,072,662	$43,610	$40,166	$444,751	$48,355

December 31, 2024	ESP	PSP	DSP	BPX	AESP
Net assets available for benefits as stated in the financial statements	$8,279,147	$36,704	$37,965	$366,524	$34,568
Adjustment from contract value to fair value for fully benefit responsive investment contracts	(15,484)	(66)	(60)	(201)	(68)
Net assets available for benefits as stated in the Form 5500	$8,263,663	$36,638	$37,905	$366,323	$34,500

The following is a reconciliation of the Plans’ net increase in net assets per the financial statements to the net income per the Form 5500 (in thousands):

Year End December 31, 2025	ESP	PSP	DSP	BPX	AESP
Net increase in net assets after transfer per the financial statements	$800,911	$6,934	$2,232	$78,347	$13,814
Adjustment from contract value to fair value for fully benefit responsive investment contracts at December 31, 2025	(7,396)	(28)	(31)	(120)	(27)
Adjustment from contract value to fair value for fully benefit responsive investment contracts at December 31, 2024	15,484	66	60	201	68
Net increase after transfer per the Form 5500	$808,999	$6,972	$2,261	$78,428	$13,855
The following is a reconciliation of benefits paid to participants per the financial statements to the Form 5500 (in thousands):

Year End December 31, 2025	ESP	PSP	DSP	BPX	AESP
Benefits paid to participants per the financial statements	$941,744	$5,466	$6,763	$36,209	$5,363
Less: Certain deemed distributions of participant loans	(9)	—	19	—	—
Benefits paid to participants per Form 5500	$941,735	$5,466	$6,782	$36,209	$5,363

BPX Energy Employee Savings Plan (Plan No. 100)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of the Plans’ net assets available for benefits per the financial statements to the Form 5500 (in thousands):

December 31, 2025	ESP	PSP	DSP	BPX	AESP
Net assets available for benefits as stated in the financial statements	$9,080,058	$43,638	$40,197	$444,871	$48,382
Adjustment from contract value to fair value for fully benefit responsive investment contracts	(7,396)	(28)	(31)	(120)	(27)
Net assets available for benefits as stated in the Form 5500	$9,072,662	$43,610	$40,166	$444,751	$48,355

December 31, 2024	ESP	PSP	DSP	BPX	AESP
Net assets available for benefits as stated in the financial statements	$8,279,147	$36,704	$37,965	$366,524	$34,568
Adjustment from contract value to fair value for fully benefit responsive investment contracts	(15,484)	(66)	(60)	(201)	(68)
Net assets available for benefits as stated in the Form 5500	$8,263,663	$36,638	$37,905	$366,323	$34,500

The following is a reconciliation of the Plans’ net increase in net assets per the financial statements to the net income per the Form 5500 (in thousands):

Year End December 31, 2025	ESP	PSP	DSP	BPX	AESP
Net increase in net assets after transfer per the financial statements	$800,911	$6,934	$2,232	$78,347	$13,814
Adjustment from contract value to fair value for fully benefit responsive investment contracts at December 31, 2025	(7,396)	(28)	(31)	(120)	(27)
Adjustment from contract value to fair value for fully benefit responsive investment contracts at December 31, 2024	15,484	66	60	201	68
Net increase after transfer per the Form 5500	$808,999	$6,972	$2,261	$78,428	$13,855
The following is a reconciliation of benefits paid to participants per the financial statements to the Form 5500 (in thousands):

Year End December 31, 2025	ESP	PSP	DSP	BPX	AESP
Benefits paid to participants per the financial statements	$941,744	$5,466	$6,763	$36,209	$5,363
Less: Certain deemed distributions of participant loans	(9)	—	19	—	—
Benefits paid to participants per Form 5500	$941,735	$5,466	$6,782	$36,209	$5,363

Archaea Employee Savings Plan (Plan No. 101)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of the Plans’ net assets available for benefits per the financial statements to the Form 5500 (in thousands):

December 31, 2025	ESP	PSP	DSP	BPX	AESP
Net assets available for benefits as stated in the financial statements	$9,080,058	$43,638	$40,197	$444,871	$48,382
Adjustment from contract value to fair value for fully benefit responsive investment contracts	(7,396)	(28)	(31)	(120)	(27)
Net assets available for benefits as stated in the Form 5500	$9,072,662	$43,610	$40,166	$444,751	$48,355

December 31, 2024	ESP	PSP	DSP	BPX	AESP
Net assets available for benefits as stated in the financial statements	$8,279,147	$36,704	$37,965	$366,524	$34,568
Adjustment from contract value to fair value for fully benefit responsive investment contracts	(15,484)	(66)	(60)	(201)	(68)
Net assets available for benefits as stated in the Form 5500	$8,263,663	$36,638	$37,905	$366,323	$34,500

The following is a reconciliation of the Plans’ net increase in net assets per the financial statements to the net income per the Form 5500 (in thousands):

Year End December 31, 2025	ESP	PSP	DSP	BPX	AESP
Net increase in net assets after transfer per the financial statements	$800,911	$6,934	$2,232	$78,347	$13,814
Adjustment from contract value to fair value for fully benefit responsive investment contracts at December 31, 2025	(7,396)	(28)	(31)	(120)	(27)
Adjustment from contract value to fair value for fully benefit responsive investment contracts at December 31, 2024	15,484	66	60	201	68
Net increase after transfer per the Form 5500	$808,999	$6,972	$2,261	$78,428	$13,855
The following is a reconciliation of benefits paid to participants per the financial statements to the Form 5500 (in thousands):

Year End December 31, 2025	ESP	PSP	DSP	BPX	AESP
Benefits paid to participants per the financial statements	$941,744	$5,466	$6,763	$36,209	$5,363
Less: Certain deemed distributions of participant loans	(9)	—	19	—	—
Benefits paid to participants per Form 5500	$941,735	$5,466	$6,782	$36,209	$5,363